Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 226,380
Ending balance	223,175	$ 226,380
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	424,069	425,257
Additions	24,142	27,166
Sales, retirements and other movements	(25,567)	(40,866)
Currency translation differences	(7,807)	12,512
Ending balance	414,837	424,069
Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	197,689	189,159
Sales, retirements and other movements	20,667	24,654
Sales, retirements and other movements	(22,348)	(23,379)
Currency translation differences	(4,346)	7,255
Ending balance	191,662	197,689
Exploration and Evaluation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	17,450
Ending balance	17,894	17,450
Exploration and Evaluation [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	22,510	25,376
Additions	3,514	2,319
Sales, retirements and other movements	(4,443)	(5,651)	[1]
Currency translation differences	(400)	466
Ending balance	21,181	22,510
Exploration and Evaluation [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,060	6,363
Sales, retirements and other movements	(979)	778
Sales, retirements and other movements	(608)	(2,300)
Currency translation differences	(186)	219
Ending balance	3,287	5,060
Production [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	154,731
Ending balance	148,689	154,731
Production [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	292,256	302,532
Additions	12,596	15,347
Sales, retirements and other movements	(19,643)	(33,133)	[1]
Currency translation differences	(4,828)	7,510
Ending balance	280,381	292,256
Production [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	137,525	133,600
Sales, retirements and other movements	16,551	19,155
Sales, retirements and other movements	(19,631)	(19,615)
Currency translation differences	(2,753)	4,385
Ending balance	131,692	137,525
Manufacturing Supply and Distribution [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	42,465
Ending balance	45,017	42,465
Manufacturing Supply and Distribution [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	86,948	77,286
Additions	6,438	8,148
Sales, retirements and other movements	(667)	(1,427)
Currency translation differences	(1,484)	2,941
Ending balance	91,235	86,948
Manufacturing Supply and Distribution [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	44,483	39,673
Sales, retirements and other movements	4,000	3,705
Sales, retirements and other movements	(1,353)	(763)
Currency translation differences	(912)	1,868
Ending balance	46,218	44,483
Other Assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	11,734
Ending balance	11,575	11,734
Other Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	22,355	20,063
Additions	1,594	1,352
Sales, retirements and other movements	(814)	(655)
Currency translation differences	(1,095)	1,595
Ending balance	22,040	22,355
Other Assets [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,621	9,523
Sales, retirements and other movements	1,095	1,016
Sales, retirements and other movements	(756)	(701)
Currency translation differences	(495)	783
Ending balance	$ 10,465	$ 10,621

[1]	$1,065 million has been reclassified from Exploration and evaluation to Production